RISK MANAGEMENT (TABLES)	12 Months Ended
Dec. 31, 2017
RISK MANAGEMENT
Schedule of contractual obligations
As at December 31, 2017	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade and accrued liabilities	969	—	—	969

	969	—	—	969

Components of equity, loans and borrowings, and other current liabilities, net of cash and cash equivalents
	As at December 31,
	2017	2016
Equity	52,728	41,701
Current liabilities	969	181

	53,697	41,882
Cash and cash equivalents	(398)	(630)
Short term investments	(2,500)	(2,700)

	50,799	38,552